RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Property operating costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property operating costs
Property operating costs	$ 86,012	$ 75,221
Non-recoverable from tenants:
Property operating costs
Property taxes and utilities	1,230	910
Property insurance	694	776
Repairs and maintenance	427	420
Property management fees	378	339
Other	459	733
Property operating costs	3,188	3,178
Recoverable from tenants:
Property operating costs
Property taxes and utilities	58,752	52,456
Property insurance	7,396	5,538
Repairs and maintenance	10,441	10,079
Property management fees	5,038	3,818
Other	1,197	152
Property operating costs	$ 82,824	$ 72,043